Aug. 14, 2024
DGA Core Plus Absolute Return ETF | DGA Core Plus Absolute Return ETF
HF
DGA Core Plus Absolute Return ETF

Supplement to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”),

each dated June 30, 2023, as supplemented

Effective August 26, 2024 (the “Effective Date”), the Fund’s name will change from “DGA Absolute Return ETF” to “DGA Core Plus Absolute Return ETF.” Accordingly, as of the Effective Date, all references to the Fund’s name in the Summary Prospectus, Prospectus and SAI are deleted and replaced with “DGA Core Plus Absolute Return ETF.”

The change in the Fund’s name will have no effect on its investment objective or strategy.

In addition, the Fund’s Board of Trustees has determined to extend the agreement by Tidal Investments LLC, the Fund’s investment adviser, to reduce its unitary management fee, as presented in the section entitled “Fees and Expenses of the Fund,” through at least November 30, 2025. Accordingly, effectively immediately, all references to this date in the Summary Prospectus and Prospectus are amended and restated to read as “November 30, 2025.”

Please retain this Supplement for future reference.